Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2019
Allowance for doubtful accounts
Schedule of allowance for accounts receivable, other receivables and amounts due from related parties

	Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance as of January 1	—	3,997,417	63,211,728
Provisions for doubtful accounts	3,997,417	59,214,311	61,278,914
Write-off	—	—	—
Balance as of December 31	3,997,417	63,211,728	124,490,642